Quarterly Financial Information - Unaudited Quarterly Results of Operations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Net sales	$ 255,400,000	$ 251,300,000	$ 251,500,000	$ 251,600,000	$ 245,600,000	$ 252,100,000	$ 252,400,000	$ 245,800,000	$ 1,009,793,000	$ 995,930,000	$ 984,497,000
Gross profit	34,200,000	32,200,000	39,500,000	32,700,000	39,100,000	40,100,000	40,800,000	38,700,000	138,564,000	158,663,000	209,259,000
Net (loss) income	$ (700,000)	$ 2,600,000	$ (25,600,000)	$ (12,500,000)	$ (7,000,000)	$ (1,800,000)	$ 1,700,000	$ (5,100,000)